Taxation on Ordinary Activities - Additional Information (Details) £ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2018 GBP (£)	Dec. 31, 2018 GBP (£) CorporateGroup	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)	Dec. 31, 2015 GBP (£)	Dec. 31, 2014 GBP (£)
Income Tax Disclosure [Line Items]
Corporation tax rate		19.00%		20.00%
Change to the deferred tax liabilities due to the effect of change in tax rate		£ 79
Charge on withholding taxes		55
Deferred tax relating to changes in tax rates		(70)	£ (9,620)
Additional deferred tax charge		(5)		£ 14
Tax on adjusting items		199	454	128
Non-controlling interests' share of the adjusting items net of tax		£ 6	4	1
Federal Tax Rate
Income Tax Disclosure [Line Items]
Corporation tax rate		21.00%
Reynolds American Inc.
Income Tax Disclosure [Line Items]
Deemed repatriation tax			34
Release of deferred tax on unremitted earnings of associates			£ 180
Share of net gain sale of assets				941
Additional deferred tax charge				61
Restatement Adjustments
Income Tax Disclosure [Line Items]
Corporation tax rate			19.00%
Deferred tax relating to changes in tax rates			£ (9,620)
Release of deferred tax on unremitted earnings of associates			180
Additional deferred tax charge			(72)
Interest on tax payables including FIIGLO
Income Tax Disclosure [Line Items]
Number of corporate groups in FII GLO | CorporateGroup		25
Litigation settlement amount ordered by court						£ 1,200
Litigation settlement amount, applying Prudential judgement	£ 600
Litigation settlement amount received					£ 1,224
Tax on litigation settlement					£ 261
Tax rate on litigation settlement					45.00%
Litigation settlement amount received after tax					£ 963
Interest related to FII GLO		£ 25	£ 25	£ 25